Interest and Finance costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest and Finance costs (Abstract)
Interest incurred on long-term debt	$ 69,522	$ 31,997
Amortization of financing fees	11,225	16,272
Other	1,821	4,884
Capitalized interest	(19,614)	(30,939)
Total	$ 62,954	$ 22,214